1095 Avenue of the Americas New York, NY +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3559 Fax

December 21, 2012

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust

Securities Act File No. 333-148826

Post-Effective Amendment No. 122

Investment Company Act File No. 811-22175

Amendment No. 123

Ladies and Gentlemen:

On behalf of ALPS ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 122 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to amend certain disclosures relating to VelocityShares Tail Risk Hedged Large Cap ETF and VelocityShares Volatility Hedged Large Cap ETF (the “Funds”) in response to comments from the Staff of the Securities and Exchange Commission.

We hereby note that another filing will be made under Rule 485(b) to further update the information and disclosure relating to the Funds before the Funds commence operations.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz
Jeremy Senderowicz

US   Austin   Boston   Charlotte   Hartford   New York   Orange County   Philadelphia   Princeton   San Francisco   Silicon Valley   Washington DC   EUROPE   Brussels   London   Luxembourg   Moscow   Munich   Paris   ASIA   Beijing   Hong Kong